Risk management - Credit risk concentration (Details) - Trade and other receivables	Dec. 31, 2021	Dec. 31, 2020
Top five counterparties
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	64.00%	54.00%
Others
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	36.00%	46.00%